PROPERTY AND EQUIPMENT	9 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2         PROPERTY AND EQUIPMENT

At June 30, 2011 and September 30, 2010 property and equipment is as follows:

	June 30, 2011	September 30, 2010

Computer Equipment	$6,369	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,321)	(2,535)

	$4,548	$2,373

Depreciation expense for the nine months ended June 30, 2011 and 2010 and the period from August 14, 2007 to June 30, 2011 was $786, $735 and $3,321 respectively.